Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Voyage revenues (notes 6, 10a and 10e)	$ 123,336	$ 104,285	$ 360,957	$ 306,369
Voyage expenses	(7,956)	(1,466)	(21,708)	(3,899)
Vessel operating expenses (note 10a)	(27,621)	(26,724)	(90,057)	(76,113)
Time-charter hire expense (note 10a)	(1,690)	0	(1,690)	0
Depreciation and amortization	(32,238)	(24,980)	(91,299)	(77,894)
General and administrative expenses (notes 10a, 10e and 14)	(4,183)	(2,793)	(17,850)	(11,592)
Write-down of vessels (note 15)	(2,201)	(38,000)	(53,863)	(50,600)
Restructuring charges (note 15b)	(449)	0	(1,845)	0
Income (loss) from vessel operations	46,998	10,322	82,645	86,271
Equity income (loss) (note 6c)	14,679	1,417	52,597	6,797
Interest expense (notes 8 and 11)	(35,875)	(20,091)	(88,752)	(57,604)
Interest income	980	602	2,796	2,035
Realized and unrealized gain (loss) on non-designated derivative instruments (note 11)	2,515	(2,178)	14,818	(8,375)
Foreign currency exchange gain (loss) (notes 8 and 11)	1,445	(5,104)	8,615	(24,497)
Other income (expense) (note 12c)	314	356	(51,918)	1,137
Net income (loss) before income tax expense	31,056	(14,676)	20,801	5,764
Income tax expense (note 9)	(1,549)	(750)	(3,171)	(1,143)
Net income (loss)	29,507	(15,426)	17,630	4,621
Non-controlling interest in net income (loss)	3,557	3,470	(4,160)	10,533
Preferred unitholders' interest in net income (loss)	6,425	2,813	19,276	8,438
General Partner’s interest in net income (loss)	391	(434)	51	(287)
Limited partners’ interest in net income (loss)	$ 19,134	$ (21,275)	$ 2,463	$ (14,063)
Limited partners’ interest in net income (loss) per common unit: (note 13)
Basic (usd per unit)	$ 0.24	$ (0.27)	$ 0.03	$ (0.18)
Diluted (usd per unit)	$ 0.24	$ (0.27)	$ 0.03	$ (0.18)
Weighted-average number of common units outstanding:
Basic (units)	79,687,499	79,626,819	79,671,051	79,614,731
Diluted (units)	79,859,471	79,626,819	79,832,978	79,614,731
Cash distributions declared per common unit (units)	$ 0.14	$ 0.14	$ 0.42	$ 0.42